Fee and Commission Income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee and commission income [abstract]
Linked to credit cards	$ 37,622,018	$ 36,315,676	$ 25,211,716
Linked to deposits	33,755,718	32,811,467	35,321,709
From foreign currency transactions	3,521,768	4,008,489	3,858,133
Insurance agent fee	3,521,043	3,840,993	4,227,101
Linked to securities	907,751	1,128,510	945,540
From guarantees granted	3,554	18,311	11,235
TOTAL	$ 79,331,852	$ 78,123,446	$ 69,575,434